Other Financial Liabilities - Summary of Loans and Borrowings (Parenthetical) (Detail) $ in Millions	Dec. 31, 2019 SGD ($)
MUFG Bank Ltd [member]
Disclosure of detailed information about borrowings [line items]
Facility limit	$ 30